Jan. 25, 2019
[SHIP LOGO VANGUARD (R)]

Vanguard U.S. Value Fund

Supplement Dated February 21, 2019 to the Prospectus and
Summary Prospectus Dated January 25, 2019

Prospectus and Summary Prospectus Text Changes
The “Average Annual Total Returns” table for Vanguard U.S. Value Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Vanguard U.S. Value Fund Investor Shares
Return Before Taxes	–10.33%	5.86%	11.13%
Return After Taxes on Distributions	–11.89	4.50	10.23
Return After Taxes on Distributions and Sale of Fund Shares	–5.03	4.50	9.20
Russell 3000 Value Index
(reflects no deduction for fees, expenses, or taxes)	–8.58%	5.77%	11.12%

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PS 124 022019